Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.39%
Real estate: 99.39%
Equity REITs: 99.39%
Acadia Realty Trust	2,068	$ 41,753
Agree Realty Corporation	1,611	108,839
Alexandria Real Estate Equities Incorporated	3,241	648,427
American Assets Trust Incorporated	1,230	42,312
American Campus Communities Incorporated	3,252	168,258
American Finance Trust Incorporated	2,756	21,883
American Homes 4 Rent Class A	6,404	256,736
Americold Realty Trust	6,104	199,235
Apartment Income Corporation REIT	3,670	186,289
Apartment Investment & Management Company Class A	3,510	26,009
Apple Hospitality REIT Incorporated	4,966	74,589
AvalonBay Communities Incorporated	3,263	779,433
Boston Properties Incorporated	3,322	358,244
Brandywine Realty Trust	3,996	51,349
Brixmor Property Group Incorporated	6,944	157,907
Broadstone Net Lease Incorporated REIT	3,714	92,850
Camden Property Trust	2,350	388,244
CareTrust REIT Incorporated	2,269	45,856
Centerspace REIT	328	33,518
Chatham Lodging Trust †	1,140	13,577
City Office REIT Incorporated	1,018	16,980
Columbia Property Trust Incorporated	2,687	51,590
Community Healthcare Trust Incorporated	543	23,365
Corporate Office Properties Trust	2,627	67,409
Cousins Properties Incorporated	3,477	131,292
CubeSmart	5,034	271,433
DiamondRock Hospitality †	4,925	42,897
Digital Realty Trust Incorporated	6,607	1,108,258
Diversified Healthcare Trust	5,576	15,557
Douglas Emmett Incorporated	4,102	134,423
Duke Realty Corporation	8,846	515,987
Easterly Government Properties Incorporated	1,963	41,164
EastGroup Properties Incorporated	944	192,293
Empire State Realty Trust Incorporated Class A	3,307	30,061
EPR Properties	1,749	80,664
Equity Commonwealth †	2,851	72,558
Equity Lifestyle Properties Incorporated	3,996	324,875
Equity Residential	7,968	679,750
Essential Properties Realty	2,765	74,738
Essex Property Trust Incorporated	1,519	515,609
Extra Space Storage Incorporated	3,128	625,600
Federal Realty Investment Trust	1,636	200,688
First Industrial Realty Trust Incorporated	3,019	182,378
Four Corners Property Trust Incorporated	1,782	48,150
Franklin Street Properties Corporation	2,262	13,029
Getty Realty Corporation	910	27,782
Global Medical REIT Incorporated	1,411	23,056
Global Net Lease Incorporated	2,345	33,299
Healthcare Realty Trust Incorporated	3,403	106,582
Healthcare Trust of America Incorporated Class A	5,117	173,773
Healthpeak Properties Incorporated	12,602	414,102
Hersha Hospitality Trust †	771	6,808
See accompanying notes to portfolio of investments

Allspring U.S. REIT Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Highwoods Properties Incorporated	2,436	$ 105,235
Host Hotels & Resorts Incorporated †	16,694	262,096
Hudson Pacific Properties Incorporated	3,565	86,772
Independence Realty Trust Incorporated	2,457	60,197
Industrial Logistics Properties Trust	1,527	33,838
Innovative Industrial Properties Incorporated	555	142,541
Invitation Homes Incorporated	13,479	545,091
JBG Smith Properties	2,715	75,450
Kilroy Realty Corporation	2,450	158,099
Kimco Realty Corporation	14,345	321,615
Kite Realty Group Trust	5,106	102,733
Lexington Corporate Properties Trust	6,492	97,705
Life Storage Incorporated	1,830	241,816
LTC Properties Incorporated	921	29,251
Mack-Cali Realty Corporation †	1,871	31,264
Mid-America Apartment Communities Incorporated	2,712	559,350
Monmouth Real Estate Investment Corporation	2,298	47,729
National Health Investors Incorporated	1,072	56,001
National Retail Properties Incorporated	4,105	181,031
National Storage Affiliates Trust	1,907	117,052
Netstreit Corporation REIT	924	19,718
NexPoint Residential Trust Incorporated	529	39,453
Office Properties Income Trust	1,130	26,815
Omega Healthcare Investors Incorporated	5,585	156,045
Orion Office Incorporated †	1,289	22,906
Paramount Group Incorporated	3,841	30,574
Park Hotels & Resorts Incorporated †	5,530	92,019
Pebblebrook Hotel Trust	3,072	64,358
Piedmont Office Realty Trust Incorporated Class A	2,903	50,454
Prologis Incorporated	17,285	2,605,710
PS Business Parks Incorporated	469	82,169
Public Storage Incorporated	3,563	1,166,455
Realty Income Corporation	12,882	874,945
Regency Centers Corporation	3,575	247,891
Retail Opportunity Investment Corporation	2,839	49,853
Rexford Industrial Realty Incorporated	3,220	225,658
RLJ Lodging Trust	3,896	49,051
RPT Realty	1,898	24,143
Ryman Hospitality Properties Incorporated †	1,288	99,691
Seritage Growth Property Class A †	847	12,188
Service Properties Trust	3,856	32,815
Simon Property Group Incorporated	7,682	1,174,117
SITE Centers Corporation	4,195	63,177
SL Green Realty Corporation	1,570	109,005
Spirit Realty Capital Incorporated REIT	2,785	124,100
STAG Industrial Incorporated	3,789	165,125
Store Capital Corporation	5,717	188,318
Summit Hotel Properties Incorporated †	2,490	22,286
Sun Communities Incorporated	2,709	510,863
Sunstone Hotel Investors Incorporated †	5,123	55,687
Tanger Factory Outlet Centers Incorporated	2,430	48,138
Terreno Realty Corporation	1,649	125,571
The Macerich Company	4,981	93,942
UDR Incorporated	6,524	370,107
Universal Health Realty Income Trust	299	16,645
Urban Edge Properties	2,575	44,367
See accompanying notes to portfolio of investments

2  |  Allspring U.S. REIT Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Ventas Incorporated	9,200	$ 431,664
Vornado Realty Trust	3,718	149,241
Washington REIT	1,978	49,846
Welltower Incorporated	9,881	786,725
WP Carey Incorporated	4,309	328,992
Xenia Hotels & Resorts Incorporated †	2,670	41,839
Total Common stocks (Cost $16,239,698)		24,068,990

		Yield
Short-term investments: 1.28%
Investment companies: 1.28%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	310,161	310,161
Total Short-term investments (Cost $310,161)				310,161
Total investments in securities (Cost $16,549,859)	100.67%			24,379,151
Other assets and liabilities, net	(0.67)			(162,659)
Total net assets	100.00%			$24,216,492

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$133,673	$5,043,687	$(4,867,199)	$0	$0	$310,161	310,161	$22
See accompanying notes to portfolio of investments

Allspring U.S. REIT Portfolio  |  3

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$24,068,990	$0	$0	$24,068,990
Short-term investments
Investment companies	310,161	0	0	310,161
Total assets	$24,379,151	$0	$0	$24,379,151
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

4  |  Allspring U.S. REIT Portfolio